                        AIM INTERNATIONAL FUNDS, INC. II

                              INVESCO EUROPEAN FUND
                   INVESCO INTERNATIONAL BLUE CHIP VALUE FUND

                        Supplement dated October 21, 2003
                         to the Statement of Additional
                     Information dated February 28, 2003 as
                      amended July 31, 2003 as supplemented
                        June 12, 2003 and August 14, 2003


The following information replaces in their entirety the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INDEPENDENT DIRECTORS" and the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INTERESTED DIRECTORS AND OFFICERS" in the Statement of Additional Information:

                                      DIRECTOR
                                       AND/OR
     "NAME, YEAR OF BIRTH AND          OFFICER                PRINCIPAL OCCUPATION(s) DURING                 OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE COMPANY     SINCE(3)                          PAST 5 YEARS(4)                        HELD BY DIRECTOR
-----------------------------------  ----------  --------------------------------------------------------    ---------------------
INTERESTED PERSONS

Robert H. Graham(1) --  1946           2003       Director and Chairman, A I M Management Group Inc.            None
Director                                          (financial services holding company); Director and
                                                  Vice Chairman, AMVESCAP PLC and Chairman of AMVESCAP
                                                  PLC - AIM Division (parent of AIM and a global
                                                  investment management firm)

                                                  Formerly: President and Chief Executive Officer, A I M
                                                  Management Group Inc.; Director, Chairman and
                                                  President, A I M Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M Capital
                                                  Management, Inc. (registered investment advisor), A I
                                                  M Distributors, Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered transfer
                                                  agent), and Fund Management Company (registered broker
                                                  dealer); and Chief Executive Officer, AMVESCAP PLC -
                                                  Managed Products


Mark H. Williamson (2), (6) -- 1951               Director, President and Chief Executive Officer, A           None
Director and Chairman of the Board     1998       I M Management Group Inc. (financial services
                                                  holding company); Director, Chairman and President,
                                                  A I M Advisors, Inc. (registered investment
                                                  advisor); Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and A I M
                                                  Distributors, Inc. (registered broker dealer),
                                                  Director and Chairman, AIM Investment Services,
                                                  Inc., (registered transfer agent), and Fund
                                                  Management Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP PLC - AIM
                                                  Division (parent of AIM and a global investment
                                                  management firm)

                                                  Formerly:  Director, Chairman, President and Chief
                                                  Executive Officer, INVESCO Funds Group, Inc.; and
                                                  INVESCO Distributors, Inc.; Chief Executive Officer,
                                                  AMVESCAP PLC - Managed Products; Chairman and Chief
                                                  Executive Officer of NationsBanc Advisors, Inc.; and
                                                  Chairman of NationsBanc Investments, Inc.

                                      DIRECTOR
                                       AND/OR
     "NAME, YEAR OF BIRTH AND          OFFICER                PRINCIPAL OCCUPATION(s) DURING                 OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE COMPANY     SINCE(3)                          PAST 5 YEARS(4)                        HELD BY DIRECTOR
-----------------------------------  ----------  --------------------------------------------------------    ---------------------
INDEPENDENT DIRECTORS

Bob R. Baker                           1983       Consultant                                                 None
(5),(6),(7),(11),(12),(13),(14) -
1936                                              Formerly:  President and Chief Executive Officer, AMC
Director                                          Cancer Research Center; and Chairman and Chief
                                                  Executive Officer, First Columbia Financial
                                                  Corporation



Frank S. Bayley -- 1939                2003       Of Counsel, law firm of Baker & McKenzie                   Badgley Funds, Inc.
Director                                                                                                     (registered
                                                                                                             investment
                                                                                                              company)


James T. Bunch                         2000       Co-President and Founder, Green, Manning & Bunch Ltd.,     None
(6),(7),(8),(10),(11),(14) -                      (investment banking firm); and Director, Policy
1942                                              Studies, Inc. and Van Gilder Insurance Corporation
Director
                                                  Formerly:  General Counsel and Director, Boettcher &
                                                  Co.; and Chairman and Managing Partner, law firm of
                                                  Davis, Graham & Stubbs


Bruce L. Crockett -- 1944              2003       Chairman, Crockett Technology Associates (technology       ACE Limited (insurance
Director                                          consulting company)                                        company); and Captaris,
                                                                                                             Inc. (unified messaging
                                                                                                             provider)


Albert R. Dowden -- 1941               2003       Director of a number of public and private business        Cortland Trust, Inc.
Director                                          corporations, including the Boss Group, Ltd. (private      (Chairman) (registered
                                                  investment and management) and Magellan Insurance          investment company);
                                                  Company                                                    Annuity and Life Re
                                                                                                             (Holdings), Ltd.
                                                  Formerly:  Director, President and Chief Executive         (insurance company)
                                                  Officer, Volvo Group North America, Inc.; Senior Vice
                                                  President, AB Volvo; and director of various
                                                  affiliated Volvo companies


Edward K. Dunn, Jr. -- 1935            2003       Formerly: Chairman, Mercantile Mortgage Corp.;             None
Director                                          President and Chief Operating Officer, Mercantile-Safe
                                                  Deposit & Trust Co.; and President, Mercantile
                                                  Bankshares Corp.


Jack M. Fields -- 1952                 2003       Chief Executive Officer, Twenty First Century Group,       Administaff
Director                                          Inc. (government affairs company) and Texana Timber LP

                                      DIRECTOR
                                       AND/OR
     "NAME, YEAR OF BIRTH AND          OFFICER                PRINCIPAL OCCUPATION(s) DURING                 OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE COMPANY     SINCE(3)                          PAST 5 YEARS(4)                        HELD BY DIRECTOR
-----------------------------------  ----------  --------------------------------------------------------    ---------------------
Carl Frischling -- 1937                2003       Partner, law firm of Kramer Levin Naftalis and Frankel     Cortland Trust, Inc.
Director                                          LLP                                                        (registered investment
                                                                                                             company)


Gerald J. Lewis                        2000       Chairman, Lawsuit Resolution Services (San Diego,          General Chemical Group,
(5),(9),(10),(11) - 1933                          California)                                                Inc., Wheelabrator
Director                                                                                                     Technologies, Inc.
                                                  Formerly:  Associate Justice of the California Court       (waste management
                                                  of Appeals                                                 company), Fisher
                                                                                                             Scientific, Inc.,
                                                                                                             Henley Manufacturing,
                                                                                                             Inc. (laboratory
                                                                                                             supplies), and
                                                                                                             California Coastal
                                                                                                             Properties, Inc.


Prema Mathai-Davis -- 1950             2003       Formerly: Chief Executive Officer, YWCA of the USA         None
Director


Lewis F. Pennock -- 1942               2003       Partner, law firm of Pennock & Cooper                      None
Director


Ruth H. Quigley -- 1935                2003       Retired                                                    None
Director



Louis S. Sklar -- 1939                 2003       Executive Vice President, Development and Operations,      None
Director                                          Hines Interests Limited Partnership (real estate
                                                  development company)


Larry Soll, Ph.D.                      1997       Retired                                                    Synergen Inc.
(7),(9),(11),(12),(13) -                                                                                     (biotechnology company)
1942                                                                                                         and Isis
Director                                                                                                     Pharmaceuticals, Inc.

                                      DIRECTOR
                                       AND/OR
     "NAME, YEAR OF BIRTH AND          OFFICER                PRINCIPAL OCCUPATION(s) DURING                 OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE COMPANY     SINCE(3)                          PAST 5 YEARS(4)                        HELD BY DIRECTOR
-----------------------------------  ----------  --------------------------------------------------------    ---------------------
OTHER OFFICERS

Raymond R. Cunningham -- 1951          2001      President and Chief Executive Officer, INVESCO Funds            N/A
President and Chief Executive                    Group, Inc.; Chairman of the Board and President,
Office                                           INVESCO Distributors, Inc.; Senior Vice President and
                                                 Chief Operating Officer, A I M Management Group Inc.;
                                                 Senior Vice President, A I M Advisors, Inc., A I M
                                                 Capital Management, Inc., A I M Distributors, Inc. and
                                                 Fund Management Company

                                                 Formerly:  Chief Operating Officer and Senior Vice
                                                 President, INVESCO Funds Group, Inc. and INVESCO
                                                 Distributors, Inc.; and Senior Vice President, GT
                                                 Global - North America


Glen A. Payne - 1947                   1989      Senior Vice President, General Counsel  and Secretary,         N/A
Secretary                                        INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                 Inc.

                                                 Formerly:  Secretary, INVESCO Global Health Sciences
                                                 Fund; and General Counsel, INVESCO Trust Company


Ronald L. Grooms - 1946                1988      Senior Vice President and Treasurer, INVESCO Funds             N/A
Chief Accounting Officer, Chief                  Group, Inc. and INVESCO Distributors, Inc.
Financial Officer and Treasurer
                                                 Formerly:  Treasurer and Principal Financial and
                                                 Accounting Officer, INVESCO Global Health Sciences
                                                 Fund; and Senior Vice President and Treasurer, INVESCO
                                                 Trust Company


William J. Galvin, Jr. - 1956          1992      Senior Vice President and Assistant Secretary, INVESCO         N/A
Assistant Secretary                              Funds Group, Inc. and INVESCO Distributors, Inc.

                                                 Formerly:  Trust Officer, INVESCO Trust Company


Pamela J. Piro - 1960                  1999      Vice President and Assistant Treasurer, INVESCO Funds          N/A
Assistant Treasurer                              Group, Inc.; and Assistant Treasurer, INVESCO
                                                 Distributors, Inc.


Tane T. Tyler - 1965                   2002      Vice President and Assistant General Counsel, INVESCO          N/A
Assistant Secretary                              Funds Group, Inc.


(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

(3) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(4) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(5)      Member of the audit committee of the Company.

(6) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(7) Member of the investments and management liaison committee of the Company.

(8)      Member of the brokerage committee of the Company.

(9)      Member of the derivatives committee of the Company.

(10)     Member of the legal committee of the Company.

(11)     Member of the nominating committee of the Company.

(12)     Member of the compensation committee of the Company.

(13)     Member of the retirement plan committee of the Company.

(14)     Member of the valuation committee of the Company."

The following information replaces in its entirety the information appearing under the heading "OTHER SERVICE PROVIDERS - LEGAL COUNSEL" in the Statement of Additional Information:

         "COUNSEL TO THE COMPANY

         Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599."